PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.9%
15,851  Vanguard Long-Term
Treasury ETF
$ 879,889
1.9
Total Exchange-Traded
Funds
(Cost $995,155)
879,889
1.9
MUTUAL FUNDS : 98.2%
Affiliated Investment Companies : 98.2%
1,050,069  Voya Intermediate
Bond Fund - Class R6
8,715,569
18.6
312,206  Voya Large Cap Value
Portfolio - Class R6
1,654,690
3.5
307,541
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
1,402,386
3.0
156,603  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,398,462
3.0
138,413  Voya Multi-Manager
International Equity
Fund - Class I
1,262,328
2.7
150,263  Voya Multi-Manager
International Factors
Fund - Class I
1,290,756
2.8
160,472  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,389,684
3.0
33,484  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,867,719
4.0
421,377  Voya Short Term Bond
Fund - Class R6
3,868,240
8.2
13,333
(1)
Voya Small Cap
Growth Fund - Class
R6
472,651
1.0
71,188  Voya Small Company
Fund - Class R6
947,515
2.0
649,372  Voya U.S. Stock Index
Portfolio - Class I
10,500,337
22.4
390,631  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,449,273
7.3
89,194  VY
®
Invesco Comstock
Portfolio - Class I
1,692,002
3.6
193,542  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
4,763,059
10.1
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
18,664  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,410,657
3.0
46,085,328
98.2
Total Mutual Funds
(Cost $49,468,454)
46,085,328
98.2
Total Long-Term
Investments
(Cost $50,463,609)
46,965,217
100.1
Total Investments in
Securities
(Cost $50,463,609) $ 46,965,217 100.1
Liabilities in Excess
of Other Assets (28,738) (0.1)
Net Assets $ 46,936,479 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 879,889 $ — $ — $ 879,889
Mutual Funds 46,085,328 — — 46,085,328
Total Investments, at fair value $ 46,965,217 $ — $ — $ 46,965,217
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 8,654,261 $ 2,265,479 $ (2,343,613) $ 139,442 $ 8,715,569 $ 258,295 $ (401,963) $ 22
Voya Large Cap Value Portfolio -
Class R6
1,704,510 219,224 (792,347) 523,303 1,654,690 — (493,493) 20,467
Voya MidCap Opportunities
Portfolio - Class R6
1,190,488 422,649 (822,034) 611,283 1,402,386 — (467,899) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,000,544 633,638 (357,709) 121,989 1,398,462 — (91,056) —
Voya Multi-Manager International
Equity Fund - Class I
753,875 735,185 (261,659) 34,927 1,262,328 — (39,146) —
Voya Multi-Manager International
Factors Fund - Class I
757,334 710,696 (262,488) 85,214 1,290,756 — (53,068) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,211,046 443,188 (266,289) 1,739 1,389,684 — (7,731) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 2,080,606 (366,153) 153,266 1,867,719 10,323 60,324 96,787
Voya Short Term Bond Fund -
Class R6
3,257,996 2,036,434 (1,438,937) 12,747 3,868,240 94,753 (34,199) —
Voya Small Cap Growth Fund -
Class R6
469,443 94,807 (128,512) 36,913 472,651 — 100 —
Voya Small Company Fund - Class
R6
959,652 187,628 (248,402) 48,637 947,515 — (5,495) —
Voya U.S. Stock Index Portfolio -
Class I
12,552,350 3,001,051 (6,021,844) 968,780 10,500,337 8,306 (533,637) 1,023,531
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,904,490 733,979 (1,273,186) 83,990 3,449,273 81,802 (242,811) —
VY
®
Invesco Comstock Portfolio -
Class I
1,708,426 441,723 (308,028) (150,119) 1,692,002 3,678 (11,216) 221,746
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
4,910,377 853,765 (1,057,686) 56,602 4,763,059 4,422 (86,223) 480,384
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
2,321,603 286,013 (2,800,234) 1,603,275 1,410,657 — (1,075,465) 23,126
$ 45,356,395 $ 15,146,065 $ (18,749,121) $ 4,331,988 $ 46,085,328 $ 461,579 $ (3,482,978) $ 1,866,063
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution Balanced Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 435,141
Gross Unrealized Depreciation (3,933,533)
Net Unrealized Depreciation $ (3,498,392)